UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                               Form 13F

                                                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:___March 31, 2009________________

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.): [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           University of Notre Dame du Lac
                -------------------------------
Address:        Investment Office
                -------------------------------
                Grace Hall, Suite 900
                -------------------------------
                Notre Dame, IN 46556
                -------------------------------

Form 13F File Number: 28- 13336               .
                                --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott C. Malpass
        -------------------------------------------
Title:  Vice President and Chief Investment Officer
        -------------------------------------------
Phone:  (574) 631-6593
        -------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Scott C. Malpass         South Bend, Indiana    April 27, 2009
--------------------------  ------------------------- [Date]
   [Signature]                  [City, State]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        ---------------
Form 13F Information Table Entry Total:       1
                                        ---------------
Form 13F Information Table Value Total: $103,924
                                        ---------------
                                          (thousands)

List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                            FORM 13F INFORMATION TABLE
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    Column 1         Column 2      Column 3     Column 4          Column 5            Column 6       Column 7       Column 8
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  Name of Issuer     Title of       CUSIP        Value       Shrs or Prn  Sh/ Put     Investment     Other      Voting Authority
                      Class                     (X$1000)     Amt          Prn Call    Discretion     Managers
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                                                                                                                Sole  Shared  None
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SPDR Gold Trust      GOLD SHS     78463V107      103,924     1,151,135    SH             Sole                 1,151,135
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